Accounts Payable And Accrued Liabilities (Details) - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020
Accounts Payable And Accrued Liabilities [Abstract]
Trade	$ 112	$ 82
Program rights	4	4
Accrued liabilities	521	541
Accrued network fees	117	129
Interest and dividends	210	217
Related parties (note 29)	24	26
Total accounts payable and accrued liabilities	$ 988	$ 999